UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave., 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2025

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

ATAC Rotation Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 ATAC Rotation Fund Ticker: ATACX - Investor Class

This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund	$84	1.74%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$52.0
Number of Holdings	5
Portfolio Turnover	1007%

Sector Breakdown
(% of Total Net Assets)

Exchange-Traded Funds
99.3%
Short-Term Investment &
Liabilities in Excess of Other Assets
0.7%

What did the Fund invest in?

(as of February 28, 2025)

Top Issuers	(% of Total Net Assets)
Vanguard Extended Duration Treasury ETF	25.2
SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

ATAC Rotation Fund Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 ATAC Rotation Fund Ticker: ATCIX - Institutional Class

This semi-annual shareholder report contains important information about the ATAC Rotation Fund (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.atacfunds.com. You can also request this information by contacting us at 855‑ATACFUND (855‑282‑2386) or by contacting the Fund at ATAC Rotation Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Rotation Fund	$72	1.49%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Millions)	$52.0
Number of Holdings	5
Portfolio Turnover	1007%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2025)

Top Issuers	(% of Total Net Assets)
Vanguard Extended Duration Treasury ETF	25.2
SPDR Portfolio Long Term Treasury ETF	24.8
Vanguard Long-Term Treasury ETF	24.8
Schwab Intermediate-Term U.S. Treasury ETF	24.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

ATAC Rotation Fund

Investor Class (ATACX)
Institutional Class (ATCIX)

Semi-Annual Report
February 28, 2025

ATAC ROTATION FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
February 28, 2025

	Shares	Value
EXCHANGE TRADED FUNDS – 99.3%
Schwab Intermediate-Term U.S. Treasury ETF	512,393	$12,712,470
Standard & Poor’s Depositary Receipt
Portfolio Long Term Treasury ETF	467,912	12,909,692
Vanguard Extended Duration Treasury ETF (a)	179,590	13,092,111
Vanguard Long-Term Treasury ETF	221,339	12,908,491
TOTAL EXCHANGE TRADED FUNDS (Cost $50,234,530)		51,622,764

SHORT-TERM INVESTMENTS – 1.0%

MONEY MARKET FUNDS – 1.0%
First American Government Obligations Fund – Class X, 4.29% (b)	513,719	513,719
TOTAL SHORT-TERM INVESTMENTS (Cost $513,719)		513,719

TOTAL INVESTMENTS – 100.3% (Cost $50,748,249)		52,136,483
Liabilities in Excess of Other Assets – (0.3)%		(149,799)
TOTAL NET ASSETS – 100.0%		$51,986,684

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
February 28, 2025

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $50,748,249)	$52,136,483
Receivable for capital shares sold	3,439
Dividends & interest receivable	1,040
Total assets	52,140,962

LIABILITIES:
Payable to investment adviser	29,449
Payable for capital shares redeemed	35,398
Payable for fund administration & accounting fees	21,395
Payable for compliance fees	2,419
Payable for transfer agent fees & expenses	22,856
Payable for custody fees	2,734
Payable for audit fees	11,448
Payable for printing & mailing	9,618
Accrued distribution fees	11,468
Accrued expenses	7,493
Total liabilities	154,278

NET ASSETS	$51,986,684

NET ASSETS CONSIST OF:
Paid-in capital	$98,376,516
Total accumulated loss	(46,389,832)
Net Assets	$51,986,684

Investor Class
Net Assets	$12,657,972
Shares issued and outstanding(1)	378,836
Net asset value, redemption price and offering price per share	$33.41

Institutional Class
Net Assets	$39,328,712
Shares issued and outstanding(1)	1,159,986
Net asset value, redemption price and offering price per share	$33.90

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended February 28, 2025

INVESTMENT INCOME:
Dividend income from:
Unaffiliated issuers	$900,562
Affiliated issuers	32,490
Interest income	23,330
Total investment income	956,382

EXPENSES:
Investment adviser fees (See Note 4)	334,688
Fund administration & accounting fees (See Note 4)	57,726
Transfer agent fees & expenses (See Note 4)	56,881
Legal fees	19,350
Federal & state registration fees	18,815
Distribution fees – Investor Class (See Note 5)	18,738
Trustee fees (See Note 4)	11,676
Audit fees	9,946
Compliance fees (See Note 4)	7,421
Custody fees (See Note 4)	4,703
Postage & printing fees	2,925
Other expenses	2,620
Insurance fees	1,356
Total expenses before interest expense & waiver	546,845
Interest expense (See Note 10)	85
Total expenses before waiver	546,930
Less: waiver from investment adviser (See Note 4)	(129,159)
Net expenses	417,771

NET INVESTMENT INCOME	538,611

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
Unaffiliated issuers	(3,778,636)
Affiliated issuers	(1,054,012)
Net realized loss	(4,832,648)

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	1,411,774
Affiliated issuers	—
Net change in unrealized appreciation/depreciation on investments	1,411,774

Net realized and unrealized loss on investments	(3,420,874)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,882,263)

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2025	Year Ended
	(Unaudited)	August 31, 2024
OPERATIONS:
Net investment income	$538,611	$515,255
Net realized gain (loss) on investment transactions	(4,832,648)	15,082,210
Net change in unrealized appreciation/depreciation on investments	1,411,774	(859,710)
Net increase (decrease) in net assets resulting from operations	(2,882,263)	14,737,755

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	665,881	1,110,904
Proceeds from reinvestment of distributions	126,638	—
Payments for shares redeemed	(4,785,601)	(6,179,383)
Decrease in net assets resulting from Investor Class transactions	(3,993,082)	(5,068,479)
Institutional Class:
Proceeds from shares sold	6,339,401	2,844,116
Proceeds from reinvestment of distributions	379,133	—
Payments for shares redeemed	(4,173,541)	(13,335,620)
Increase (decrease) in net assets resulting from
Institutional Class transactions	2,544,993	(10,491,504)
Net decrease in net assets resulting from capital share transactions	(1,448,089)	(15,559,983)

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(134,090)	—
Institutional Class	(381,165)	—
Total distributions to shareholders	(515,255)	—

TOTAL DECREASE IN NET ASSETS	(4,845,607)	(822,228)

NET ASSETS:
Beginning of period	56,832,291	57,654,519
End of period	$51,986,684	$56,832,291

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months
	Ended
	February 28,	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2025	August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2024		2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of period	$35.49	$27.13		$30.14	$43.13	$47.60	$31.20

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.30	0.23		(0.13)	(0.20)	(0.21)	0.08
Net realized and unrealized
gains (losses) on investments(3)	(2.08)	8.13		(2.88)	(12.79)	1.76	16.59
Total from investment operations	(1.78)	8.36		(3.01)	(12.99)	1.55	16.67

LESS DISTRIBUTIONS:
From net investment income	(0.30)	—		—	—	(0.03)	(0.27)
From net capital gains	—	—		—	—	(5.99)	—
Total distributions	(0.30)	—		—	—	(6.02)	(0.27)

Net asset value, end of period	$33.41	$35.49		$27.13	$30.14	$43.13	$47.60

TOTAL RETURN(4)	-5.01%	30.81	%(7)	-9.99%	-30.12%	2.49%	53.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$12.7	$17.8		$18.3	$26.6	$84.5	$128.7

Ratio of expenses to average net assets(5)(6):
Before expense waiver/recoupment	2.22%	2.33%		2.37%	1.92%	1.77%	1.86%
After expense waiver/recoupment	1.74%	1.84%		2.01%	1.80%	1.75%	1.74%

Ratio of expenses excluding interest
expenses to average net assets(5)(6):
Before expense waiver/recoupment	2.22%	2.23%		2.10%	1.86%	1.76%	1.86%
After expense waiver/recoupment	1.74%	1.74%		1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(5)(6):
After expense waiver/recoupment	1.83%	0.77%		(0.43)%	(0.51)%	(0.45)%	0.21%

Portfolio turnover rate(4)	1,007%	2,155%		2,259%	2,610%	2,030%	1,785%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in NAV per share for the periods, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the periods.

(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Payment from investment adviser due to a trade error added 1.11% to this return.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the periods.

Institutional Class
	Six Months
	Ended
	February 28,	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2025	August 31,		August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2024		2023	2022	2021	2020
PER SHARE DATA(1):
Net asset value, beginning of period	$35.99	$27.45		$30.42	$43.41	$47.81	$31.32

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.35	0.31		(0.05)	(0.10)	(0.09)	0.18
Net realized and unrealized
gains (losses) on investments(3)	(2.11)	8.23		(2.92)	(12.89)	1.77	16.64
Total from investment operations	(1.76)	8.54		(2.97)	(12.99)	1.68	16.82

LESS DISTRIBUTIONS:
From net investment income	(0.33)	—		—	—	(0.09)	(0.33)
From net capital gains	—	—		—	—	(5.99)	—
Total distributions	(0.33)	—		—	—	(6.08)	(0.33)

Net asset value, end of period	$33.90	$35.99		$27.45	$30.42	$43.41	$47.81

TOTAL RETURN(4)	-4.89%	31.11	%(7)	-9.76%	-29.92%	2.75%	54.32%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$39.3	$39.1		$39.4	$62.3	$136.4	$142.9

Ratio of expenses to average net assets(5)(6):
Before expense waiver/recoupment	1.97%	2.08%		2.12%	1.68%	1.53%	1.64%
After expense waiver/recoupment	1.49%	1.59%		1.77%	1.56%	1.50%	1.49%

Ratio of expenses excluding interest
expenses to average net assets(5)(6):
Before expense waiver/recoupment	1.97%	1.98%		1.84%	1.61%	1.52%	1.64%
After expense waiver/recoupment	1.49%	1.49%		1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss)
to average net assets(5)(6):
After expense waiver/recoupment	2.08%	1.02%		(0.18)%	(0.27)%	(0.20)%	0.46%

Portfolio turnover rate(4)	1,007%	2,155%		2,259%	2,610%	2,030%	1,785%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the periods.

(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.
(7)	Payment from adviser due to a trade error added 1.13% to this return.

The accompanying notes are an integral part of these financial statements.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2025, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2025, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2021.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income and expense or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, U.S. GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and asses potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure or significant segment expenses that are regularly provided to the chief operating decision maker (“CDOM”), clarifying when an entity may report one of more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and ask prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their NAV per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Tidal Investments LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$51,622,764	$—	$—	$51,622,764
Short-Term Investment	513,719	—	—	513,719
Total Investments	$52,136,483	$—	$—	$52,136,483

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) based upon the average daily net assets of the Fund not exceeding an annual rate of 1.74% and 1.49% of the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred. The Operating Expenses Limitation Agreement is indefinite in term but cannot be terminated through at least December 29, 2025. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
March 2025 – August 2025	$99,301
September 2025 – August 2026	260,718
September 2026 – August 2027	267,896
September 2027 – August 2028	129,159

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2025, are disclosed in the Statement of Operations.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended February 28, 2025, the Fund’s Investor Class incurred $18,738 for expenses pursuant to the Plan.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

	Period Ended	Year Ended
	February 28, 2025	August 31, 2024
Investor Class
Shares sold	20,324	35,635
Shares issued in reinvestment of distributions	3,859	—
Shares redeemed	(146,305)	(209,106)
Net decrease	(122,122)	(173,471)
Institutional Class
Shares sold	188,052	95,091
Shares issued in reinvestment of distributions	11,389	—
Shares redeemed	(124,595)	(443,865)
Net increase (decrease)	74,846	(348,774)
Net decrease in shares outstanding	(47,276)	(522,245)

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2025, were as follows:

U.S. Government Securities		Other
Purchases	Sales	Purchases	Sales
—	—	$533,223,575	$534,296,889

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2024, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$15,813	$(39,353)	$(23,540)	$56,973,066

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales, and a net operating loss reclass.

At August 31, 2024, components of accumulated earnings on a tax-basis were as follows:

Undistributed		Other	Total
Ordinary	Net	Accumulated	Accumulated
Income	Depreciation	Loss	Loss
$515,255	$(23,540)	$(42,978,831)	$(42,487,116)

As of August 31, 2024, the Fund had a short-term capital loss carryover of $42,978,830. During the year ended August 31, 2024, the Fund utilized a short-term capital loss carryover of $14,066,707. A regulated investment company may elect for any taxable year to treat any portion of any qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. The Fund deferred no post-October losses. The Fund did not defer any qualified late-year losses.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

The tax character of distributions paid for the period ended February 28, 2025, were as follows:

Ordinary	Long-Term
Income	Capital Gains	Total
$515,255	$ —	$515,255

The Fund did not pay a distribution for the year ended August 31, 2024.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended February 28, 2025 with affiliated companies as so defined:

								Change in
					Value			Unrealized
	Beginning			Ending	February 28,	Dividend	Realized	Appreciation/
	Shares	Additions	Reductions	Shares	2025	Income	Loss	Depreciation
Direxion Daily
Emerging Markets
Bull 3X Fund	—	$23,842,161	$(22,788,149)	—	$ —	$32,490	$(1,054,012)	—

10.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) with U.S. Bank N.A. in the amount of $5,000,000, 10% of the gross market value of the Fund, or 33.33% of the gross market value of the unencumbered assets of the Fund, whichever is less. The LOC matures, unless renewed on July 18, 2025. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 7.50% as of February 28, 2025. The interest rate during the period was between 7.50% and 8.50%. The weighted average interest rate paid on outstanding borrowings was 7.50%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

For the period ended February 28, 2025, the Fund’s credit facility activity is as follows:

		Amount
Credit	Average	Outstanding as of	Interest	Maximum	Maximum
Facility Agent	Borrowings	February 28, 2025	Expense	Borrowing	Borrowing Date
U.S. Bank N.A.	$2,249	$ —	$85	$83,000	February 14-17, 2025

11.  LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 28, 2025, the Fund invested in Leveraged ETFs.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, UBS Wealth Management, for the benefit of its customers, held 48.9% of the Fund.

ATAC ROTATION FUND
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
February 28, 2025 (Continued)

13.  SUBSEQUENT EVENT

A special meeting (the “Meeting”) of shareholders of the ATAC Rotation Fund (the “Target Fund”), a series of Managed Portfolio Series (the “Target Entity”), has been scheduled for June 5, 2025, to vote on the following proposal (the “Proposal”), and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal: to approve an Agreement and Plan of Reorganization between the Target Entity, on behalf of the Target Fund, and Tidal ETF Trust (the “Acquiring Entity”), on behalf of the ATAC Rotation fund (the “Acquiring Fund”), providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund; (b) the distribution of such shares to the shareholders of the Target Fund; and (c) the liquidation and termination of the Target Fund (the “reorganization”).

The Proposal will be completed with respect to the Target Fund only if the Target Fund’s shareholders approve the Proposal. Fund shareholders of record as of the close of business on April 8, 2025, are entitled to receive notice of, and to vote at, the Meeting or any adjournment thereof. If any other proposals in addition to the Proposal properly come before the Meeting or any adjournment or postponement thereof, then the shareholders of the Target Fund will vote separately on each such proposal. Shareholders of both classes of the Target Fund, Investor Class and Institutional Class, are entitled to vote on the Proposal.

ATAC ROTATION FUND
ADDITIONAL INFORMATION (UNAUDITED)
February 28, 2025

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES

There were no changes in or disagreements with accountants during the period covered by this report.

PROXY DISCLOSURE FOR OPEN-END INVESTMENT COMPANIES

There were no matters submitted to a vote of shareholders during the period covered by this report.

RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END INVESTMENT COMPANIES

See the Statement of Operations.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 19-20, 2025, the Trust’s Board of Trustees (“Board”), including all of the trustees (“Trustees”) who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust and Tidal Investments LLC (“Tidal” or the “Adviser”) regarding the ATAC Rotation Fund (the “Fund”) for another annual term.

Prior to the meeting and at a meeting held on January 7, 2025, the Trustees received and considered information from Tidal and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum and advice from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by Tidal with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by Tidal, as applicable; (3) the costs of the services provided and the profits realized

ATAC ROTATION FUND
ADDITIONAL INFORMATION (UNAUDITED)
February 28, 2025 (Continued)

by Tidal, from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to Tidal resulting from its relationship with the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them and did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including a presentation to the Board by representatives of Tidal, and the Support Materials, the Board concluded that the overall arrangements between the Trust and Tidal as set forth in the Investment Advisory Agreement, as it relates to the Fund, continue to be fair and reasonable in light of the services that Tidal performs, the investment advisory fees that the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that Tidal provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) voting proxies, if any, with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by Tidal on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with the Trust’s policies and procedures and with applicable securities laws. The Trustees considered the investment philosophy of the Fund’s portfolio managers and, in particular, one portfolio manager’s experience serving as a portfolio manager to the Fund since its inception. The Trustees reviewed Tidal’s financial statements, assets under management and capitalization. In that regard, the Trustees concluded that Tidal had sufficient resources to support the management of the Fund.

Fund Historical Performance and the Overall Performance of Tidal. In assessing the quality of the portfolio management delivered by Tidal, the Trustees reviewed the performance of the Fund on both an absolute basis and in comparison to appropriate benchmark indices and the Fund’s Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”). When comparing the Fund’s performance against its Category and Cohort, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from the funds in the Category and Cohort.

The Trustees noted that the Fund outperformed its Category and Cohort averages for the one-year period ended September 30, 2024, but that it underperformed its Category and Cohort averages for all other periods presented. The Trustees also noted the Fund underperformed its broad based benchmark index for all periods presented, and its secondary indices for all periods presented, except that it outperformed its secondary indices over the one-year period, and one of the secondary indices over the ten-year and since inception periods, ended September 30, 2024. The Trustees noted that Tidal does not manage other accounts or composites with the same or substantially similar strategies as the Fund.

Cost of Advisory Services and Profitability. The Trustees considered the management fee that the Fund pays to Tidal under the Investment Advisory Agreement, as well as Tidal’s profitability analysis for services that Tidal rendered to the Fund over the 12-month period ended September 30, 2024. The Trustees also noted that Tidal has contractually agreed to waive its management fee, and to the extent necessary reimburse the Fund for its operating

ATAC ROTATION FUND
ADDITIONAL INFORMATION (UNAUDITED)
February 28, 2025 (Continued)

expenses, as specified in the Fund’s prospectus. In that regard, the Trustees noted that Tidal waived a portion of its management fee during the Fund’s most recent fiscal year. The Trustees considered the reasonableness of Tidal’s profits from its service relationship with the Fund.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds within the same Category and Cohort as of September 30, 2024. The Trustees noted the Fund’s advisory fee and total expenses (before and after waivers and expense reimbursements) were each higher than the Category and Cohort averages. The Trustees also considered that the average net assets of funds comprising the Cohort and Category was higher than the assets of the Fund. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tidal’s advisory fee with respect to the Fund is reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund contains breakpoints. The Trustees considered the breakpoint structure and noted that the Fund’s investment advisory fee has the potential to share economies of scale with Fund shareholders as the Fund grows.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by Tidal from its relationship with the Fund. The Trustees noted that Tidal does not utilize soft dollar arrangements with respect to portfolio transactions and does not use affiliated brokers to execute the Fund’s portfolio transactions. While the Trustees noted that the Fund utilizes Rule 12b-1 fees to pay for shareholder and distribution services related to Investor Class shareholders of the Fund, the Trustees also observed that Tidal was incurring its own distribution expenses on behalf of the Fund. The Trustees considered that Tidal may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that Tidal does not receive additional material benefits from its relationship with the Fund.

INVESTMENT ADVISER
Tidal Investments, LLC
234 West Florida Street, Suite 203
Milwaukee, WI 53204

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Managed Portfolio Series

By (Signature and Title)*    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date    5/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Principal Executive Officer

Date    5/7/2025

By (Signature and Title)*    /s/ Benjamin J. Eirich
Benjamin J. Eirich, Principal Financial Officer

Date    5/7/2025

* Print the name and title of each signing officer under his or her signature.